Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity	12 Months Ended
Jun. 30, 2023
Sugarcane [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	16.09
Increase in inputs	Yield: 83.17 tons per hectare.
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.
Sugarcane 1 [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Significant non-observable inputs	- TRS (Kg of sugar per ton of sugarcane)
Variation of non-observable inputs	16.09
Increase in inputs	Total recoverable sugar: TRS 115 to 145 per ton of cane
Decrease in inputs	An increase in TRS generates a positive result in the fair value of biological assets.
Average rate %	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	16.09
Increase in inputs	Yield: 101.6 tons on average per hectare.
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	16.09
Increase in inputs	Yield: 3.11 tons per hectare.
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.